Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Net operating loss carry-forwards	$ 62,588
Cumulative earnings undistributed	32,617
Taxes payable current and noncurrent	9,785
Discrete benefit of re-measurement of unrecognized tax benefits	22,408
Unrecognized tax benefits	9,799	29,683	26,084
Unrecognized tax benefits, if recognized, would reduce annual effective tax rate	9,595
Estimated decrease in unrecognized tax benefits due to expiration of certain statutes of limitations in the next twelve months	648
Unrecognized tax benefits reductions impact on effective tax rate	534
Income tax examination interest and penalty (benefit) expense	(729)	376
Income tax examination total accrued interest and penalties	$ 575	$ 1,304
Minimum
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2018
Maximum
Income Taxes [Line Items]
Net operating loss carry-forward expiration date	Dec. 31, 2034